Capital Stock - Series H Preferred Stock Transactions - Additional Information (Detail) - USD ($)											3 Months Ended	12 Months Ended
	Apr. 14, 2015	Oct. 31, 2014	Oct. 14, 2014	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Mar. 12, 2013	Jan. 22, 2013	Jul. 01, 2006	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013	Jul. 24, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Warrants outstanding converted into common stock								2,500,000	5,062,500			127,508,118	45,650,654
Warrants exercisable price								$ 0.20	$ 0.20					$ 0.25		$ 0.80
Warrant term								5 years	5 years
Number of shares of common stock sold				4,444,445	6,000,000	5,500,000	3,333,333	5,000,000	10,125,000
Common stock, shares authorized											720,000,000	720,000,000	300,000,000
From exercises of warrants, amount											$ 612,000	$ 444,000
Conversion of stock, shares converted										20,000,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold												27,598,000	37,991,000
From exercises of warrants, amount											$ 10,000	$ 6,000
Issuance of common stock from conversion of preferred stock, shares									8,000,000		12,671,000	9,000,000	8,000,000
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price															$ 0.15
Placement Agent [Member]
Class of Stock [Line Items]
Warrants exercisable price											$ 0.0921	$ 0.0921
Warrant term											5 years 6 months	5 years 6 months
Date of placement agency engagement letter											Sep. 23, 2014	Sep. 23, 2014
Placement agent fee											$ 200,000	$ 200,000
From exercises of warrants, amount											9,306,654	9,306,654
Reimbursement of fees and expenses											$ 50,000	$ 50,000
Securities Purchase Agreement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price		$ 0.0576	$ 0.0448
Securities Purchase Agreement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price		0.0576	0.0448
Securities Purchase Agreement [Member] | Series C warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price		0.0576	0.0448
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted											586.88	518.4
Series H Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Convertible preferred stock, conversion price		$ 0.0576	$ 0.0448
Purchasers [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, shares authorized											720,000,000	720,000,000
Percentage of common stock resale											100.00%	100.00%
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member]
Class of Stock [Line Items]
Aggregate initial gross proceeds			$ 2,500,000
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock			38,777,726
Warrants exercisable price			$ 0.0921
Warrant term			5 years 6 months
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock			38,777,726
Warrants exercisable price	$ 0.07500		$ 0.06447
Warrant term			6 months
Warrants, termination date	Jun. 20, 2015
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series C warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock			38,777,726
Warrants exercisable price			$ 0.06447
Warrant term			12 months
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Percentage of common stock resale											200.00%	200.00%
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member] | Private placement [Member]
Class of Stock [Line Items]
Preferred stock, par value per share			$ 0.001
Preferred stock, stated value per share			$ 1,000
Convertible preferred stock, common stock shares issuable upon conversion			38,777,726
Convertible preferred stock, conversion price			$ 0.06447
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series H Two [Member]
Class of Stock [Line Items]
Number of shares of common stock sold			500
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series H One [Member]
Class of Stock [Line Items]
Number of shares of common stock sold			2,000